UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Research Global Investors^
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-12785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy D. Armour
Title: Senior Vice President
Phone: 213/486-9200

Signature, Place, and Date of Signing:

Timothy D. Armour*    Los Angeles, California      3/13/13
--------------------  ---------------------------  ----------

*By:  /s/ James P. Ryan
       ------------------------
       James P. Ryan
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 29, 2010 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital World
Investors on January 10, 2011 with respect to Portfolio Recovery
Associates, Inc.



^a division of Capital Research and Management Company

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   4

     Form 13F Information Table Value Total:   $1202131
                                               -----------
                                                (thousands)


     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number      Name

     1     28-00218                  The Capital Group Companies, Inc.
     2     28-00157                  Capital Research and Management
                                     Company



CAPITAL RESEARCH GLOBAL INVESTORS              FORM 13F INFORMATION TABLE
A DIVISION OF CAPITAL RESEARCH AND MANAGEMENT COMPANY                                                               DEC 31, 2012
              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
EATON CORP PLC                           B8KQN82      163142      3010000 SH       DEFINED     1,2  3010000
MONDELEZ INTERNATIONAL INC               609207105    988628     38815400 SH       DEFINED     1,2 38815400
NOVADAQ TECHNOLOGIES INC (USD)           66987G102     11041      1243334 SH       DEFINED     1,2  1243334
PENTAIR LTD                              B8DTTS0       39320       800000 SH       DEFINED     1,2   800000
                                                -----------------
                                         GRAND  $    1202131


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC AND CAPITAL RESEARCH AND MANAGEMENT COMPANY FOR ALL
   PURPOSES OTHER THAN FORM 13F